Fair value measurement of financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Fair Value of Financial Instruments [Line Items]
Schedule of financial assets measured at fair value

The following table presents the Group’s financial assets that are measured at fair value at the end of each period presented:

	As of December 31, 2024
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,742,065	56,919	1,685,146	—

	As of June 30, 2025
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	1,793,484	40,871	1,735,333	17,280

Level 2 of fair value hierarchy [member]
Disclosure of Fair Value of Financial Instruments [Line Items]
Schedule of financial assets at FVTPL

Financial assets at FVTPL consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Aggregated cost basis	1,662,401	1,696,312
Gross unrealized holding gain	22,745	39,021
Aggregated fair value	1,685,146	1,735,333

Schedule of recurring fair value measurements of the fair value hierarchy

The tables below reflect the reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy for the six months ended June 30, 2025:

	For the six months ended June 30, 2025
					Foreign
	January 1,			Included in	exchange	June 30,
	2025	Purchase	Sell	earnings	effect	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	1,685,146	20,001	(1,714)	39,021	(7,121)	1,735,333

Level 3 of fair value hierarchy [member]
Disclosure of Fair Value of Financial Instruments [Line Items]
Schedule of recurring fair value measurements of the fair value hierarchy

	For the six months ended June 30, 2025
					Foreign
	January 1,			Included in	exchange	June 30,
	2025	Purchase	Sell	earnings	effect	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	—	17,280	—	—	—	17,280

Schedule of cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL

Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL, which are maintained at banks, consist of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
RMB denominated:
Financial institutions in Chinese Mainland	503,800	569,601
USD denominated:
Financial institutions in Chinese Mainland	1,816,218	1,288,818
Financial institution in Hong Kong	11,671	11,621
Financial institution in the U.S.	462,786	122,292
Financial institution in the Singapore	3,767,075	3,828,715
Financial institution in the Middle East	10,561	8,261
Arab Emir. Dirham (“AED”) denominated:
Financial institution in the Middle East	3,198	850
European Dollar (“EUR”) denominated:
Financial institutions in Chinese Mainland	1,129	317
Financial institution in the Middle East	186	—
Financial institution in the Germany	—	89
Singapore Dollar (“SGD”) denominated:
Financial institution in the Singapore	11,453	8,054